Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Common Stocks - 97.8%
Aerospace & Defense - 1.0%
General Dynamics Corp.	1,191	$252,694
Lockheed Martin Corp.	1,413	545,828
		798,522
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,153	111,045
Expeditors International of Washington, Inc.	1,145	101,115
FedEx Corp.	249	36,969
United Parcel Service, Inc., Class B	1,968	317,911
		567,040
Auto Components - 0.0%†
Lear Corp.	292	34,950

Automobiles - 4.0%
Tesla, Inc. *	11,616	3,081,144

Beverages - 2.3%
Brown-Forman Corp., Class B	1,421	94,596
PepsiCo, Inc.	10,448	1,705,740
		1,800,336
Biotechnology - 2.9%
AbbVie, Inc.	6,497	871,962
Alnylam Pharmaceuticals, Inc. *	158	31,625
Amgen, Inc.	2,734	616,244
Biogen, Inc. *	154	41,118
BioMarin Pharmaceutical, Inc. *	500	42,385
Blueprint Medicines Corp. *	1,209	79,661
Exact Sciences Corp. *	1,186	38,533
Exelixis, Inc. *	1,892	29,667
Incyte Corp. *	252	16,793
Neurocrine Biosciences, Inc. *	305	32,394
Novavax, Inc. *	886	16,125
Seagen, Inc. *	1,159	158,586
Ultragenyx Pharmaceutical, Inc. *	584	24,184
Vertex Pharmaceuticals, Inc. *	972	281,433
		2,280,710
Building Products - 0.5%
Builders FirstSource, Inc. *	1,175	69,231
Fortune Brands Home & Security, Inc.	2,807	150,708
Owens Corning	1,683	132,301
		352,240
Capital Markets - 0.4%
Blackstone, Inc.	2,024	169,409
Charles Schwab Corp. (The)	2,494	179,244
		348,653
Chemicals - 1.5%
Corteva, Inc.	863	49,320
Ecolab, Inc.	3,851	556,161
FMC Corp.	1,654	174,828
Linde PLC	1,188	320,273
Sherwin-Williams Co. (The)	418	85,586
		1,186,168

	Shares/ Principal	Fair Value

Commercial Services & Supplies - 0.2%
Tetra Tech, Inc.	1,308	$168,117

Communications Equipment - 0.0%†
Juniper Networks, Inc.	521	13,609

Consumer Finance - 1.1%
American Express Co.	6,111	824,435
Discover Financial Services	213	19,366
		843,801
Diversified Consumer Services - 0.2%
H&R Block, Inc.	3,270	139,106

Diversified Financial Services - 0.1%
Voya Financial, Inc.	850	51,425

Electrical Equipment - 0.2%
AMETEK, Inc.	1,511	171,363

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	1,102	73,790
CDW Corp.	1,257	196,193
Flex Ltd. *	13,002	216,613
Jabil, Inc.	1,917	110,630
TE Connectivity Ltd.	1,719	189,709
		786,935
Energy Equipment & Services - 0.2%
Halliburton Co.	3,312	81,541
Schlumberger NV	2,681	96,248
		177,789
Entertainment - 0.2%
Live Nation Entertainment, Inc. *	915	69,577
ROBLOX Corp., Class A *	1,056	37,847
Spotify Technology SA *	363	31,327
		138,751
Equity Real Estate Investment - 1.7%
American Tower Corp.	1,119	240,250
Crown Castle, Inc.	1,375	198,756
Essex Property Trust, Inc.	548	132,742
Prologis, Inc.	2,252	228,803
SBA Communications Corp.	232	66,039
Simon Property Group, Inc.	5,507	494,253
		1,360,843
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,946	919,037
Sysco Corp.	2,962	209,443
		1,128,480
Food Products - 0.2%
Hershey Co. (The)	842	185,636

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	2,107	203,873
Boston Scientific Corp. *	8,658	335,324
Edwards Lifesciences Corp. *	1,760	145,429
IDEXX Laboratories, Inc. *	651	212,096
		896,722

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	1,489	$201,506
Cigna Corp.	2,538	704,219
Elevance Health, Inc.	335	152,171
McKesson Corp.	500	169,935
UnitedHealth Group, Inc.	3,951	1,995,413
		3,223,244
Health Care Technology - 0.4%
Teladoc Health, Inc. *	4,113	104,265
Veeva Systems, Inc., Class A *	1,238	204,121
		308,386
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc., Class A *	1,275	133,926
Booking Holdings, Inc. *	118	193,899
Chipotle Mexican Grill, Inc. *	49	73,635
Darden Restaurants, Inc.	116	14,653
Domino's Pizza, Inc.	418	129,664
Marriott International, Inc., Class A	1,058	148,268
Texas Roadhouse, Inc.	969	84,555
Travel + Leisure Co.	12,615	430,424
		1,209,024
Household Durables - 0.1%
NVR, Inc. *	5	19,935
TopBuild Corp. *	296	48,775
		68,710
Household Products - 1.3%
Colgate-Palmolive Co.	4,202	295,190
Procter & Gamble Co. (The)	5,894	744,118
		1,039,308
Insurance - 1.4%
Marsh & McLennan Cos., Inc.	7,191	1,073,544
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A *	18,346	1,754,795
Alphabet, Inc., Class C *	21,178	2,036,265
Meta Platforms, Inc., Class A *	2,607	353,718
Snap, Inc., Class A *	9,413	92,435
		4,237,213
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. *	34,078	3,850,814
Coupang, Inc. *	1,689	28,156
eBay, Inc.	11,670	429,573
MercadoLibre, Inc. *	135	111,750
		4,420,293
IT Services - 7.2%
Accenture PLC, Class A	4,285	1,102,530
Automatic Data Processing, Inc.	3,876	876,712
Block, Inc. *	242	13,308
Broadridge Financial Solutions, Inc.	71	10,247
Cognizant Technology Solutions Corp., Class A	4,438	254,919
Gartner, Inc. *	1,320	365,231
Mastercard, Inc., Class A	4,262	1,211,857

	Shares/ Principal	Fair Value

IT Services (continued)
Okta, Inc. *	875	$49,761
Paychex, Inc.	1,441	161,695
PayPal Holdings, Inc. *	793	68,253
Visa, Inc., Class A	8,248	1,465,257
		5,579,770
Leisure Products - 0.0%†
Mattel, Inc. *	1,598	30,266
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	5,226	635,220
Mettler-Toledo International, Inc. *	166	179,964
Thermo Fisher Scientific, Inc.	875	443,791
Waters Corp. *	28	7,547
West Pharmaceutical Services, Inc.	414	101,877
		1,368,399
Machinery - 1.8%
Caterpillar, Inc.	1,527	250,550
Deere & Co.	1,394	465,443
Otis Worldwide Corp.	447	28,519
PACCAR, Inc.	2,655	222,197
Snap-on, Inc.	711	143,160
Timken Co. (The)	3,624	213,961
Xylem, Inc.	921	80,458
		1,404,288
Media - 0.7%
Fox Corp., Class A	17,315	531,224
Trade Desk, Inc. (The), Class A *	293	17,507
		548,731
Metals & Mining - 0.0%†
Steel Dynamics, Inc.	372	26,393
Multiline Retail - 0.5%
Dollar General Corp.	248	59,485
Target Corp.	2,485	368,749
		428,234
Multi-Utilities - 0.6%
DTE Energy Co.	3,919	450,881
Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp.	441	63,359
Devon Energy Corp.	2,780	167,161
EOG Resources, Inc.	3,882	433,736
Occidental Petroleum Corp.	1,454	89,348
Ovintiv, Inc.	1,744	80,224
		833,828
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,527	329,679
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	592	42,085
Eli Lilly and Co.	4,147	1,340,933
Johnson & Johnson	761	124,317
Merck & Co., Inc.	2,937	252,934

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Zoetis, Inc.	1,542	$228,663
		1,988,932
Real Estate Management & Development - 0.0%†
CBRE Group, Inc., Class A *	382	25,789
Zillow Group, Inc., Class A *	200	5,726
		31,515
Road & Rail - 1.3%
CSX Corp.	5,754	153,287
JB Hunt Transport Services, Inc.	1,123	175,660
Lyft, Inc., Class A *	4,749	62,544
Uber Technologies, Inc. *	12,104	320,756
Union Pacific Corp.	1,570	305,867
		1,018,114
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. *	4,434	280,938
Analog Devices, Inc.	4,777	665,627
Applied Materials, Inc.	3,846	315,103
Broadcom, Inc.	558	247,758
Enphase Energy, Inc. *	379	105,161
Intel Corp.	5,615	144,698
KLA Corp.	1,863	563,800
Lam Research Corp.	970	355,020
Lattice Semiconductor Corp. *	4,603	226,514
Monolithic Power Systems, Inc.	285	103,569
NVIDIA Corp.	10,661	1,294,139
NXP Semiconductors NV	378	55,759
QUALCOMM, Inc.	4,775	539,479
Semtech Corp. *	4,197	123,434
Silicon Laboratories, Inc. *	1,016	125,415
Texas Instruments, Inc.	531	82,188
		5,228,602
Software - 17.0%
Adobe, Inc. *	3,598	990,169
ANSYS, Inc. *	538	119,274
Atlassian Corp. PLC, Class A *	224	47,172
Autodesk, Inc. *	757	141,408
Avalara, Inc. *	314	28,825
Box, Inc., Class A *	7,280	177,559
Cadence Design Systems, Inc. *	2,347	383,570
Ceridian HCM Holding, Inc. *	2,997	167,472
Crowdstrike Holdings, Inc., Class A *	1,879	309,678
DocuSign, Inc. *	3,005	160,677
Dynatrace, Inc. *	986	34,323
HubSpot, Inc. *	575	155,319
Intuit, Inc.	2,062	798,654
Manhattan Associates, Inc. *	1,020	135,691
Microsoft Corp.	28,993	6,752,470
Palo Alto Networks, Inc. *	1,473	241,263
Paycom Software, Inc. *	629	207,564

	Shares/ Principal	Fair Value

Software (continued)
Paylocity Holding Corp. *	286	$69,092
PTC, Inc. *	337	35,250
Rapid7, Inc. *	614	26,341
RingCentral, Inc., Class A *	4,532	181,099
Salesforce, Inc. *	3,735	537,242
ServiceNow, Inc. *	1,894	715,193
Splunk, Inc. *	1,668	125,434
VMware, Inc., Class A	458	48,759
Workday, Inc., Class A *	1,906	290,131
Zendesk, Inc. *	547	41,627
Zscaler, Inc. *	1,871	307,536
		13,228,792
Specialty Retail - 2.8%
AutoNation, Inc. *	1,981	201,805
AutoZone, Inc. *	131	280,593
Home Depot, Inc. (The)	2,983	823,129
Lowe's Cos., Inc.	3,020	567,186
Penske Automotive Group, Inc.	234	23,033
Ulta Beauty, Inc. *	691	277,222
Williams-Sonoma, Inc.	118	13,906
		2,186,874
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	59,262	8,190,008
Dell Technologies, Inc., Class C	3,615	123,525
Hewlett Packard Enterprise Co.	6,490	77,750
HP, Inc.	3,773	94,023
NetApp, Inc.	2,460	152,151
Pure Storage, Inc., Class A *	3,516	96,233
		8,733,690
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. *	1,440	402,566
NIKE, Inc., Class B	2,132	177,212
Ralph Lauren Corp.	450	38,219
		617,997
Trading Companies & Distributors - 0.3%
SiteOne Landscape Supply, Inc. *	505	52,590
United Rentals, Inc. *	290	78,335
WESCO International, Inc. *	194	23,160
WW Grainger, Inc.	137	67,019
		221,104
Total Common Stocks
(Cost - $65,855,427)		76,348,151
Short-Term Investments - 1.9%
Money Market Funds - 1.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a) (Cost - $1,443,597)	1,443,597	1,443,597

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Fair Value

Total Investments - 99.7%
(Cost - $67,299,024)	$77,791,748
Other Assets Less Liabilities - Net 0.3%	213,115
Total Net Assets - 100.0%	$78,004,863

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	7	12/16/2022	$1,544,970	$(229,643)